INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 36,072	$ 38,994	$ 38,411
Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	15,682	15,845
Private Equity and Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets	18,907	21,217
Customer-related intangible assets [member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,700	2,100
Customer-related intangible assets [member] | Private Equity and Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 11,100	12,400
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	20 years
Customer-related intangible assets [member] | Private Equity and Other | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	10 years
Customer-related intangible assets [member] | Private Equity and Other | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	20 years
Customer-related intangible assets [member] | North American Rail Operations [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,700	1,700
Customer-related intangible assets [member] | Residential infrastructure operation [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,200	4,500
Customer-related intangible assets [member] | Indian Telecom Tower Operation [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,200	652
Customer-related intangible assets [member] | Brazilian Electricity Transmission Concession [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,000	505
Copyrights, patents and other industrial property rights, service and operating rights [member] | Private Equity and Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,800	2,200
Copyrights, patents and other industrial property rights, service and operating rights [member] | Private Equity and Other | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	5 years
Copyrights, patents and other industrial property rights, service and operating rights [member] | Private Equity and Other | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	15 years
Service concession arrangements [member] | Private Equity and Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,800	2,400
Description of useful life, intangible assets other than goodwill	22
Service concession arrangements [member] | Brazilian regulated gas transmission business [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 2,300	3,000
Brand names [member] | Private Equity and Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 2,700	$ 2,900
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	40 years
Brand names [member] | Private Equity and Other | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	10 years
Brand names [member] | Private Equity and Other | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	40 years